SCHEDULE OF DETAILS OF WARRANTS (Details)	12 Months Ended
	Dec. 31, 2025 shares $ / shares	Dec. 31, 2024 shares $ / shares	Dec. 31, 2023 shares $ / shares
IfrsStatementLineItems [Line Items]
Exercise price | $ / shares		$ 2.12	$ 4.11
Warrants and Compensation Options, Number of Warrants/Compensation options Beginning Balance	18,972,338	2,349,318	3,512,171
Warrants Issued	24,636,364
Warrants Exercised	(6,243,761)
Warrants and Compensation Options, Number of Warrants/Compensation options Ending Balance	37,364,941	18,972,338	2,349,318
Warrants Exercised	6,243,761
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Exercise price | $ / shares	$ 1.09
Top of range [member]
IfrsStatementLineItems [Line Items]
Exercise price | $ / shares	$ 7.03
Warrants one [member]
IfrsStatementLineItems [Line Items]
Expiry date of warrant	Dec 2, 2025
Exercise price | $ / shares	$ 3.56
Warrants and Compensation Options, Number of Warrants/Compensation options Beginning Balance	24,000
Warrants Issued
Warrants Exercised	(24,000)
Warrants and Compensation Options, Number of Warrants/Compensation options Ending Balance		24,000
Warrants Exercised	24,000
Warrants two [member]
IfrsStatementLineItems [Line Items]
Expiry date of warrant	Dec 4, 2028
Exercise price | $ / shares	$ 1.09
Warrants and Compensation Options, Number of Warrants/Compensation options Beginning Balance	187,800
Warrants Issued
Warrants Exercised	(187,800)
Warrants and Compensation Options, Number of Warrants/Compensation options Ending Balance		187,800
Warrants Exercised	187,800
Warrants three [member]
IfrsStatementLineItems [Line Items]
Expiry date of warrant	Jan 24, 2029
Exercise price | $ / shares	$ 1.09
Warrants and Compensation Options, Number of Warrants/Compensation options Beginning Balance	3,942,761
Warrants Issued
Warrants Exercised	(1,373,571)
Warrants and Compensation Options, Number of Warrants/Compensation options Ending Balance	2,569,190	3,942,761
Warrants Exercised	1,373,571
Warrants four [member]
IfrsStatementLineItems [Line Items]
Expiry date of warrant	May 3, 2029
Exercise price | $ / shares	$ 3.06
Warrants and Compensation Options, Number of Warrants/Compensation options Beginning Balance	3,258,390
Warrants Issued
Warrants Exercised	(3,258,390)
Warrants and Compensation Options, Number of Warrants/Compensation options Ending Balance		3,258,390
Warrants Exercised	3,258,390
Warrants five [member]
IfrsStatementLineItems [Line Items]
Expiry date of warrant	May 10, 2029
Exercise price | $ / shares	$ 3.06
Warrants and Compensation Options, Number of Warrants/Compensation options Beginning Balance	3,448,275
Warrants Issued
Warrants Exercised	(1,400,000)
Warrants and Compensation Options, Number of Warrants/Compensation options Ending Balance	2,048,275	3,448,275
Warrants Exercised	1,400,000
Warrants six [member]
IfrsStatementLineItems [Line Items]
Expiry date of warrant	July 19, 2029
Exercise price | $ / shares	$ 4.00
Warrants and Compensation Options, Number of Warrants/Compensation options Beginning Balance	3,333,334
Warrants Issued
Warrants Exercised
Warrants and Compensation Options, Number of Warrants/Compensation options Ending Balance	3,333,334	3,333,334
Warrants Exercised
Warrants seven [member]
IfrsStatementLineItems [Line Items]
Expiry date of warrant	Sep 25, 2029
Exercise price | $ / shares	$ 5.00
Warrants and Compensation Options, Number of Warrants/Compensation options Beginning Balance	2,000,000
Warrants Issued
Warrants Exercised
Warrants and Compensation Options, Number of Warrants/Compensation options Ending Balance	2,000,000	2,000,000
Warrants Exercised
Warrants eight [member]
IfrsStatementLineItems [Line Items]
Expiry date of warrant	Dec 4, 2029
Exercise price | $ / shares	$ 6.00
Warrants and Compensation Options, Number of Warrants/Compensation options Beginning Balance	2,777,778
Warrants Issued
Warrants Exercised
Warrants and Compensation Options, Number of Warrants/Compensation options Ending Balance	2,777,778	2,777,778
Warrants Exercised
Warrants nine [member]
IfrsStatementLineItems [Line Items]
Expiry date of warrant	May 22, 2030
Exercise price | $ / shares	$ 6.00
Warrants and Compensation Options, Number of Warrants/Compensation options Beginning Balance
Warrants Issued	6,000,000
Warrants Exercised
Warrants and Compensation Options, Number of Warrants/Compensation options Ending Balance	6,000,000
Warrants Exercised
Warrants ten [member]
IfrsStatementLineItems [Line Items]
Expiry date of warrant	Jul 17, 2030
Exercise price | $ / shares	$ 5.86
Warrants and Compensation Options, Number of Warrants/Compensation options Beginning Balance
Warrants Issued	5,000,000
Warrants Exercised
Warrants and Compensation Options, Number of Warrants/Compensation options Ending Balance	5,000,000
Warrants Exercised
Warrants eleven [member]
IfrsStatementLineItems [Line Items]
Expiry date of warrant	Oct 7, 2030
Exercise price | $ / shares	$ 7.03
Warrants and Compensation Options, Number of Warrants/Compensation options Beginning Balance
Warrants Issued	13,636,364
Warrants Exercised
Warrants and Compensation Options, Number of Warrants/Compensation options Ending Balance	13,636,364
Warrants Exercised